INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Schedule of gross and net inventories

In millions	December 31, 2024	December 31, 2023
Gross inventories	$1,263.5	$1,129.0
Inventory provisions	(40.2)	(29.4)
Net inventories	$1,223.3	$1,099.6

In millions	December 31, 2024	December 31, 2023
Net inventories
Raw materials and consumables	$36.6	$45.0
Work in progress	44.6	48.7
Finished goods	1,142.1	1,005.9
Total	$1,223.3	$1,099.6